Activity in the Options Outstanding under the Employee Stock Option Scheme, Employees Stock Option Schemes (Detail)	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2010
Options
Options outstanding, beginning of year		94,811,500	83,169,000	84,689,000
Granted	32,967,500	32,967,500	36,341,250	6,265,000
Exercised		(34,645,250)	(23,883,500)	(4,340,500)
Forfeited		(1,047,500)	(790,250)	(2,782,500)
Lapsed		(670,250)	(25,000)	(662,000)
Options outstanding, end of period		91,416,000		83,169,000
Options exercisable, end of year		58,548,500		47,345,000	55,874,000
Weighted Average Exercise Price
Options outstanding, beginning of year		239.83	208.29	202.72
Granted		440.16	302.41	256.56
Exercised		222.14	185.68	140.21
Forfeited		333.27	273.54	211.69
Lapsed		255.27	71.72	164.61
Options outstanding, end of period		317.60	239.83	208.29
Options exercisable, end of year		248.80	200.60	191.64
Weighted average fair value of options granted during the year		140.70	117.24	61.19